PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited)

Voya Limited Maturity Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 34.8%
Basic Materials : 0.7%
288,000  Albemarle Corp.,
4.650%,
06/01/2027 $ 274,743
0.1
424,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2026 421,404
0.1
475,000  Ecolab, Inc., 1.650%,
02/01/2027 421,712
0.1
407,000  Ecolab, Inc., 2.700%,
11/01/2026 377,564
0.1
300,000  EIDP, Inc., 4.500%,
05/15/2026 292,325
0.1
500,000
(1)
Georgia-Pacific LLC,
1.750%,
09/30/2025 462,346
0.1
280,000  Nucor Corp., 2.000%,
06/01/2025 263,042
0.1
54,000  Nutrien Ltd., 4.900%,
03/27/2028 52,190
0.0
2,565,326
0.7
Communications : 1.8%
721,000  Amazon.com, Inc.,
3.000%,
04/13/2025 696,840
0.2
370,000  AT&T, Inc., 1.700%,
03/25/2026 335,806
0.1
472,000  Bell Telephone Co.
of Canada or Bell
Canada US-3, 0.750%,
03/17/2024 461,010
0.1
213,000  British
Telecommunications
PLC, 4.500%,
12/04/2023 212,343
0.1
308,000  Comcast Corp.,
4.550%,
01/15/2029 295,859
0.1
326,000  Comcast Corp.,
5.250%,
11/07/2025 324,590
0.1
399,000  Fox Corp., 4.030%,
01/25/2024 396,200
0.1
447,000  Meta Platforms, Inc.,
3.500%,
08/15/2027 421,776
0.1
36,000  Motorola Solutions, Inc.,
4.000%,
09/01/2024 35,295
0.0
216,000
(1)
NBN Co. Ltd., 5.750%,
10/06/2028 216,978
0.1
653,000
(1)
NTT Finance Corp.,
0.583%,
03/01/2024 638,934
0.2
368,000
(1)
NTT Finance Corp.,
4.142%,
07/26/2024 362,888
0.1
352,000  Sprint Capital Corp.,
6.875%,
11/15/2028 363,747
0.1
194,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 178,762
0.0
444,000  T-Mobile USA, Inc.,
3.750%,
04/15/2027 415,032
0.1
181,000  T-Mobile USA, Inc.,
4.950%,
03/15/2028 175,736
0.0
271,000  Verizon
Communications, Inc.,
0.850%,
11/20/2025 245,257
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
272,000  Verizon
Communications, Inc.,
3.500%,
11/01/2024 $ 265,754
0.1
259,000  Walt Disney Co.,
4.000%,
10/01/2023 259,000
0.1
6,301,807
1.8
Consumer, Cyclical : 2.7%
358,000
(1)
7-Eleven, Inc., 0.950%,
02/10/2026 320,457
0.1
140,000  American Honda
Finance Corp., MTN,
1.300%,
09/09/2026 124,289
0.0
236,000
(1)
BMW US Capital LLC,
0.800%,
04/01/2024 230,269
0.1
428,000
(1)
BMW US Capital LLC,
1.250%,
08/12/2026 381,782
0.1
505,000
(1)
BMW US Capital LLC,
3.250%,
04/01/2025 489,006
0.1
710,000
(1)
Daimler Truck Finance
North America LLC,
3.500%,
04/07/2025 685,673
0.2
142,140  Delta Air Lines Pass
Through Trust 20-1, A,
2.500%,
12/10/2029 124,825
0.0
250,000  Delta Air Lines Pass
Through Trust 2019-1,
A, 3.404%,
10/25/2025 244,205
0.1
305,000  General Motors
Financial Co., Inc.,
3.800%,
04/07/2025 294,079
0.1
408,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 398,732
0.1
268,000  General Motors
Financial Co., Inc.,
5.400%,
04/06/2026 262,524
0.1
226,000  Home Depot, Inc.,
2.700%,
04/15/2025 217,157
0.1
532,000  Honda Motor Co. Ltd.,
2.534%,
03/10/2027 483,806
0.1
462,000
(1)
Hyundai Capital
America, 1.300%,
01/08/2026 416,187
0.1
160,000
(1)
Hyundai Capital
America, 5.650%,
06/26/2026 158,695
0.0
159,000
(1)(2)
Hyundai Capital
America, 5.950%,
09/21/2026 158,611
0.0
187,000  Lowe's Cos., Inc.,
3.350%,
04/01/2027 174,204
0.1
290,000
(1)
Mercedes-Benz Finance
North America LLC,
5.100%,
08/03/2028 284,223
0.1
429,000
(1)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 425,481
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
423,000  Ross Stores, Inc.,
4.600%,
04/15/2025 $ 414,694
0.1
474,000  Toyota Motor Corp.,
0.681%,
03/25/2024 462,668
0.1
227,000  Toyota Motor Credit
Corp., 4.625%,
01/12/2028 221,829
0.1
456,000  Toyota Motor Credit
Corp., 5.600%,
09/11/2025 456,858
0.1
83,306  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 82,692
0.0
188,873  US Airways Pass
Through Trust 2012-1,
A, 5.900%,
04/01/2026 189,076
0.1
374,000
(1)
Volkswagen Group of
America Finance LLC,
5.650%,
09/12/2028 368,038
0.1
288,000  Walmart, Inc., 3.950%,
09/09/2027 278,077
0.1
435,000  Walmart, Inc., 4.000%,
04/15/2026 423,725
0.1
421,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 388,858
0.1
629,000  WW Grainger, Inc.,
1.850%,
02/15/2025 597,846
0.2
9,758,566
2.7
Consumer, Non-cyclical : 3.6%
444,000  Amgen, Inc., 3.200%,
11/02/2027 408,050
0.1
629,000  Amgen, Inc., 5.250%,
03/02/2025 624,443
0.2
444,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 430,652
0.1
386,000  Boston Scientific Corp.,
1.900%,
06/01/2025 362,878
0.1
506,000  Bristol-Myers
Squibb Co., 0.750%,
11/13/2025 460,025
0.1
587,000  Bunge Ltd. Finance
Corp., 1.630%,
08/17/2025 542,931
0.2
160,000
(1)
Cargill, Inc., 3.500%,
04/22/2025 155,245
0.0
195,000
(1)
Cargill, Inc., 3.625%,
04/22/2027 184,578
0.1
274,000  Cigna Group, 1.250%,
03/15/2026 246,720
0.1
233,000
(1)
CSL Finance PLC,
3.850%,
04/27/2027 220,874
0.1
444,000  Diageo Capital PLC,
5.300%,
10/24/2027 443,503
0.1
587,000
(1)
Element Fleet
Management Corp.,
3.850%,
06/15/2025 559,672
0.2
385,000  Elevance Health, Inc.,
3.500%,
08/15/2024 377,178
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
238,000  Estee Lauder Cos., Inc.,
4.375%,
05/15/2028 $ 229,377
0.1
316,000  GE HealthCare
Technologies, Inc.,
5.600%,
11/15/2025 314,237
0.1
258,000  Global Payments, Inc.,
1.200%,
03/01/2026 230,224
0.1
352,000
(2)
Humana, Inc., 3.700%,
03/23/2029 321,260
0.1
223,000
(1)
Kenvue, Inc., 5.500%,
03/22/2025 222,530
0.1
400,000  Laboratory Corp. of
America Holdings,
3.600%,
02/01/2025 387,467
0.1
334,000
(1)(2)
Nestle Holdings, Inc.,
1.150%,
01/14/2027 294,157
0.1
510,000
(1)
Nestle Holdings, Inc.,
4.125%,
10/01/2027 492,040
0.1
448,000  PepsiCo, Inc., 3.600%,
02/18/2028 424,246
0.1
857,000  Pfizer Investment
Enterprises Pte Ltd.,
4.450%,
05/19/2026 837,379
0.2
465,000  Revvity, Inc., 0.850%,
09/15/2024 441,997
0.1
461,000  S&P Global, Inc.,
2.450%,
03/01/2027 420,199
0.1
352,000  S&P Global, Inc.,
2.700%,
03/01/2029 308,012
0.1
702,000  Stryker Corp., 0.600%,
12/01/2023 695,784
0.2
470,000
(1)
Triton Container
International Ltd.,
1.150%,
06/07/2024 451,303
0.1
165,000  UnitedHealth Group,
Inc., 2.375%,
08/15/2024 160,407
0.0
314,000  UnitedHealth Group,
Inc., 2.950%,
10/15/2027 287,422
0.1
323,000  UnitedHealth Group,
Inc., 3.375%,
04/15/2027 303,220
0.1
550,000  Viatris, Inc., 1.650%,
06/22/2025 508,255
0.1
316,000  Zoetis, Inc., 5.400%,
11/14/2025 314,730
0.1
12,660,995
3.6
Energy : 1.2%
331,000  Baker Hughes Holdings
LLC / Baker Hughes
Co-Obligor, Inc.,
2.061%,
12/15/2026 297,255
0.1
580,000  Canadian Natural
Resources Ltd.,
2.050%,
07/15/2025 541,541
0.2
614,000  Enbridge, Inc., 0.550%,
10/04/2023 613,900
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
469,000  Equinor ASA, 2.875%,
04/06/2025 $ 451,711
0.1
395,000  Kinder Morgan, Inc.,
1.750%,
11/15/2026 351,510
0.1
306,000  Ovintiv Exploration, Inc.,
5.375%,
01/01/2026 301,821
0.1
326,000  Phillips 66, 3.850%,
04/09/2025 317,218
0.1
495,000  Pioneer Natural
Resources Co., 1.125%,
01/15/2026 447,557
0.1
189,000  Schlumberger
Investment SA, 4.500%,
05/15/2028 183,213
0.0
270,000  TransCanada
PipeLines Ltd., 1.000%,
10/12/2024 256,582
0.1
467,000  Williams Cos., Inc.,
4.550%,
06/24/2024 462,054
0.1
4,224,362
1.2
Financial : 17.0%
393,000  AerCap Ireland Capital
DAC / AerCap Global
Aviation Trust, 1.650%,
10/29/2024 373,979
0.1
410,000  Aflac, Inc., 1.125%,
03/15/2026 367,892
0.1
433,000  Ally Financial, Inc.,
3.875%,
05/21/2024 425,026
0.1
536,000  American Express Co.,
2.500%,
07/30/2024 521,429
0.1
217,000
(3)
American Express Co.,
4.990%,
05/01/2026 213,264
0.1
325,000
(3)
American Express Co.,
5.389%,
07/28/2027 320,538
0.1
326,000  American Tower Corp.,
3.650%,
03/15/2027 302,301
0.1
80,000  American Tower Corp.,
5.250%,
07/15/2028 77,331
0.0
444,000  Ameriprise Financial,
Inc., 2.875%,
09/15/2026 413,985
0.1
234,000  Ameriprise Financial,
Inc., 3.000%,
04/02/2025 224,532
0.1
485,000  Ameriprise Financial,
Inc., 4.000%,
10/15/2023 484,581
0.1
738,000
(1)
Aviation Capital
Group LLC, 5.500%,
12/15/2024 725,846
0.2
352,000
(1)
Avolon Holdings
Funding Ltd., 2.528%,
11/18/2027 297,407
0.1
200,000  Banco Santander SA,
5.588%,
08/08/2028 195,750
0.1
1,531,000
(3)
Bank of America Corp.,
0.976%,
04/22/2025 1,483,584
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
898,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 $ 796,013
0.2
50,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 44,871
0.0
81,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 74,642
0.0
301,000
(3)
Bank of America Corp.,
4.376%,
04/27/2028 284,305
0.1
352,000
(3)
Bank of America Corp.,
5.202%,
04/25/2029 339,240
0.1
1,204,000
(3)
Bank of America
Corp., MTN, 0.810%,
10/24/2024 1,199,402
0.3
907,000
(3)
Bank of America
Corp., MTN, 1.319%,
06/19/2026 832,062
0.2
425,000
(3)
Bank of America
Corp., MTN, 1.530%,
12/06/2025 401,435
0.1
496,000
(3)
Bank of America
Corp., MTN, 2.015%,
02/13/2026 466,875
0.1
186,000
(3)
Bank of America Corp.
N, 1.658%,
03/11/2027 166,930
0.0
250,000  Bank of America NA,
5.526%,
08/18/2026 248,874
0.1
642,000  Bank of Montreal,
5.300%,
06/05/2026 633,530
0.2
179,000
(3)
Bank of New York
Mellon Corp., 4.414%,
07/24/2026 173,988
0.0
279,000
(3)
Bank of New York
Mellon Corp., 4.947%,
04/26/2027 272,393
0.1
473,000  Bank of Nova Scotia,
0.700%,
04/15/2024 460,058
0.1
468,000  Bank of Nova Scotia,
1.450%,
01/10/2025 442,416
0.1
401,000  Bank of Nova Scotia,
MTN, 3.450%,
04/11/2025 386,182
0.1
277,000  Berkshire Hathaway,
Inc., 3.125%,
03/15/2026 264,411
0.1
248,000
(1)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 204,661
0.1
104,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 84,427
0.0
326,000
(1)
Blackstone Holdings
Finance Co. LLC,
5.900%,
11/03/2027 326,755
0.1
420,000
(1)
BPCE SA, 1.000%,
01/20/2026 375,767
0.1
1,120,000
(1)
BPCE SA, 5.700%,
10/22/2023 1,118,952
0.3
94,000  Brookfield Finance, Inc.,
4.000%,
04/01/2024 92,979
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
201,000
(1)(3)
CaixaBank SA, 6.684%,
09/13/2027 $ 200,997
0.1
261,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 227,262
0.1
444,000
(3)
Capital One Financial
Corp., 4.166%,
05/09/2025 435,930
0.1
335,000
(3)
Capital One Financial
Corp., 5.468%,
02/01/2029 319,074
0.1
269,000
(3)
Charles Schwab Corp.,
5.643%,
05/19/2029 263,597
0.1
332,000  Charles Schwab Corp.,
5.875%,
08/24/2026 331,036
0.1
473,000
(3)
Citigroup, Inc., 0.981%,
05/01/2025 457,880
0.1
374,000  Corebridge Financial,
Inc., 3.650%,
04/05/2027 346,510
0.1
525,000
(1)
Corebridge Global
Funding, 0.900%,
09/22/2025 476,058
0.1
233,000  Credit Suisse AG/
New York NY, 2.950%,
04/09/2025 221,478
0.1
1,246,000  Credit Suisse AG/New
York NY, MTN, 3.625%,
09/09/2024 1,213,142
0.3
467,000
(1)(3)
Danske Bank A/S,
0.976%,
09/10/2025 442,782
0.1
279,000
(1)(3)
Danske Bank A/S,
3.773%,
03/28/2025 274,892
0.1
257,000
(1)(3)
Danske Bank A/S,
4.298%,
04/01/2028 239,484
0.1
259,000  Discover Financial
Services, 3.950%,
11/06/2024 251,979
0.1
465,000
(1)(3)
DNB Bank ASA,
2.968%,
03/28/2025 457,376
0.1
611,000
(1)(3)
DNB Bank ASA,
5.896%,
10/09/2026 609,160
0.2
475,000  Equinix, Inc., 1.250%,
07/15/2025 437,139
0.1
388,000  Federal Realty OP L.P.,
3.950%,
01/15/2024 385,648
0.1
305,000
(1)
Federation des Caisses
Desjardins du Quebec,
2.050%,
02/10/2025 288,806
0.1
389,000  Fifth Third Bank NA,
3.850%,
03/15/2026 359,991
0.1
356,000
(1)
Five Corners Funding
Trust, 4.419%,
11/15/2023 355,086
0.1
490,000
(1)
GA Global Funding
Trust, 3.850%,
04/11/2025 471,011
0.1
236,000
(3)
Goldman Sachs
Group, Inc., 0.925%,
10/21/2024 234,140
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
278,000
(3)
Goldman Sachs
Group, Inc., 2.640%,
02/24/2028 $ 247,992
0.1
257,000  Hanover Insurance
Group, Inc., 4.500%,
04/15/2026 247,898
0.1
293,000
(3)
HSBC Holdings PLC,
1.162%,
11/22/2024 290,257
0.1
431,000
(3)
HSBC Holdings PLC,
1.589%,
05/24/2027 380,183
0.1
531,000
(3)
HSBC Holdings PLC,
2.099%,
06/04/2026 495,084
0.1
335,000
(3)
HSBC Holdings PLC,
2.633%,
11/07/2025 321,114
0.1
519,000
(3)
HSBC Holdings PLC,
2.999%,
03/10/2026 494,740
0.1
441,000
(3)
ING Groep NV, 4.017%,
03/28/2028 409,679
0.1
200,000
(3)
ING Groep NV, 6.083%,
09/11/2027 199,214
0.1
566,000  Jackson Financial, Inc.,
1.125%,
11/22/2023 561,736
0.2
654,000
(3)
JPMorgan Chase & Co.,
0.824%,
06/01/2025 629,712
0.2
560,000
(3)
JPMorgan Chase & Co.,
0.969%,
06/23/2025 537,585
0.1
388,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 340,046
0.1
348,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 310,651
0.1
125,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 105,394
0.0
830,000
(3)
JPMorgan Chase & Co.,
2.083%,
04/22/2026 779,270
0.2
48,000
(3)
JPMorgan Chase & Co.,
2.301%,
10/15/2025 46,053
0.0
140,000
(3)
JPMorgan Chase & Co.,
2.595%,
02/24/2026 133,329
0.0
444,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 402,990
0.1
538,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 488,284
0.1
27,000
(3)
JPMorgan Chase & Co.,
3.960%,
01/29/2027 25,817
0.0
181,000
(3)
JPMorgan Chase & Co.,
5.299%,
07/24/2029 176,180
0.0
389,000
(3)
JPMorgan Chase & Co.,
5.546%,
12/15/2025 386,449
0.1
252,000  KeyBank NA/
Cleveland OH, 4.390%,
12/14/2027 227,220
0.1
176,000
(3)
Lloyds Banking
Group PLC, 3.870%,
07/09/2025 172,610
0.0
416,000
(3)
Lloyds Banking
Group PLC, 5.985%,
08/07/2027 412,386
0.1
480,000
(1)
LSEGA Financing PLC,
0.650%,
04/06/2024 466,884
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
460,000  Marsh & McLennan
Cos., Inc., 4.050%,
10/15/2023 $ 459,637
0.1
415,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 0.953%,
07/19/2025 397,871
0.1
365,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 0.962%,
10/11/2025 345,258
0.1
323,000  Mitsubishi UFJ Financial
Group, Inc., 1.412%,
07/17/2025 298,101
0.1
454,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 1.538%,
07/20/2027 402,299
0.1
276,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 4.788%,
07/18/2025 272,851
0.1
304,000
(3)
Mizuho Financial
Group, Inc., 2.555%,
09/13/2025 293,521
0.1
1,056,000
(3)
Morgan Stanley,
0.790%,
05/30/2025 1,014,546
0.3
444,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 395,294
0.1
371,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 330,935
0.1
256,000
(3)
Morgan Stanley,
5.123%,
02/01/2029 246,626
0.1
1,252,000
(3)
Morgan Stanley, GMTN,
0.791%,
01/22/2025 1,227,910
0.3
565,000
(3)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 499,406
0.1
990,000
(3)
Morgan Stanley, MTN,
1.164%,
10/21/2025 934,820
0.3
126,000
(3)
Morgan Stanley, MTN,
2.720%,
07/22/2025 122,313
0.0
340,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 315,946
0.1
352,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 338,790
0.1
448,000  Morgan Stanley
Bank NA, 4.754%,
04/21/2026 438,024
0.1
124,000
(1)
Mutual of Omaha
Cos. Global Funding,
5.800%,
07/27/2026 122,885
0.0
324,000  National Australia Bank
Ltd./New York, 3.500%,
06/09/2025 313,270
0.1
684,000
(3)
National Bank of
Canada, MTN, 0.550%,
11/15/2024 678,951
0.2
349,000  National Bank of
Canada FXD, 0.750%,
08/06/2024 333,398
0.1
250,000
(1)
National Securities
Clearing Corp., 1.500%,
04/23/2025 234,697
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
250,000
(1)
National Securities
Clearing Corp., 5.000%,
05/30/2028 $ 244,735
0.1
213,000
(1)
Nationwide Building
Society, 1.500%,
10/13/2026 186,203
0.1
327,000
(3)
NatWest Group PLC,
4.269%,
03/22/2025 323,543
0.1
395,000
(1)
Nordea Bank Abp,
0.625%,
05/24/2024 381,986
0.1
293,000
(1)
Nordea Bank Abp,
0.750%,
08/28/2025 266,084
0.1
324,000
(1)
Nordea Bank Abp,
3.600%,
06/06/2025 312,495
0.1
587,000  Old Republic
International Corp.,
4.875%,
10/01/2024 578,125
0.2
207,000
(1)
Pacific Life Global
Funding II, 1.200%,
06/24/2025 191,782
0.1
265,000
(1)
Pacific Life Global
Funding II, 1.375%,
04/14/2026 237,435
0.1
470,000  PNC Financial Services
Group, Inc., 3.500%,
01/23/2024 466,453
0.1
214,000  Prologis L.P., 4.875%,
06/15/2028 208,693
0.1
204,000  Public Storage
Operating Co., 5.125%,
01/15/2029 200,897
0.1
225,000
(3)
Royal Bank of Canada,
6.190%, (TSFR3M +
0.922%),
10/05/2023 225,004
0.1
284,000  Royal Bank of Canada,
GMTN, 1.150%,
07/14/2026 251,136
0.1
466,000  Royal Bank of Canada,
GMTN, 1.600%,
01/21/2025 441,344
0.1
553,000  Royal Bank of Canada,
GMTN, 3.700%,
10/05/2023 552,930
0.2
434,000  Royal Bank of Canada,
GMTN, 5.200%,
07/20/2026 429,422
0.1
440,000  Sixth Street Specialty
Lending, Inc., 3.875%,
11/01/2024 427,365
0.1
619,000
(1)
Skandinaviska Enskilda
Banken AB, 0.650%,
09/09/2024 589,172
0.2
464,000
(1)
Skandinaviska Enskilda
Banken AB, 3.700%,
06/09/2025 447,415
0.1
477,000
(1)(3)
Societe Generale SA,
2.226%,
01/21/2026 449,214
0.1
286,000  Sumitomo Mitsui
Financial Group, Inc.,
1.474%,
07/08/2025 264,667
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
355,000  Sumitomo Mitsui
Financial Group, Inc.,
2.696%,
07/16/2024 $ 346,019
0.1
201,000  Sumitomo Mitsui
Financial Group, Inc.,
5.716%,
09/14/2028 198,468
0.1
465,000
(1)
Sumitomo Mitsui Trust
Bank Ltd., 0.800%,
09/16/2024 442,616
0.1
212,000
(1)
Sumitomo Mitsui Trust
Bank Ltd., 5.650%,
09/14/2026 211,231
0.1
468,000
(1)
Svenska
Handelsbanken AB,
3.650%,
06/10/2025 451,114
0.1
371,000
(1)
Swedbank AB, 3.356%,
04/04/2025 357,095
0.1
454,000  Toronto-Dominion Bank,
3.766%,
06/06/2025 439,250
0.1
467,000  Toronto-Dominion
Bank, MTN, 0.700%,
09/10/2024 444,901
0.1
621,000  Toronto-Dominion
Bank, MTN, 1.150%,
06/12/2025 575,185
0.2
515,000  Toronto-Dominion
Bank, MTN, 5.532%,
07/17/2026 511,407
0.1
468,000  Toronto-Dominion Bank
FXD, FXD, 1.450%,
01/10/2025 443,226
0.1
260,000
(3)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 230,479
0.1
316,000
(3)
Truist Financial
Corp., MTN, 1.887%,
06/07/2029 259,695
0.1
256,000
(3)
Truist Financial
Corp., MTN, 4.260%,
07/28/2026 246,532
0.1
369,000
(1)
UBS AG/London,
0.700%,
08/09/2024 352,765
0.1
200,000  UBS AG/London,
5.800%,
09/11/2025 199,293
0.1
372,000
(1)(3)
UBS Group AG,
4.488%,
05/12/2026 360,425
0.1
464,000
(1)(3)
UBS Group AG,
4.490%,
08/05/2025 455,986
0.1
241,000
(3)
US Bancorp, 5.775%,
06/12/2029 234,718
0.1
115,000
(3)
Wells Fargo & Co.,
MTN, 2.164%,
02/11/2026 108,599
0.0
330,000
(3)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 303,230
0.1
135,000
(3)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 131,152
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
333,000
(3)
Wells Fargo & Co.,
MTN, 5.574%,
07/25/2029 $ 325,006
0.1
329,000  Wells Fargo Bank NA,
5.450%,
08/07/2026 326,906
0.1
60,356,575
17.0
Industrial : 1.7%
444,000  Avnet, Inc., 6.250%,
03/15/2028 443,134
0.1
388,000  Boeing Co., 4.875%,
05/01/2025 381,396
0.1
223,000  General Dynamics
Corp., 3.250%,
04/01/2025 215,739
0.1
392,000
(1)
Graphic Packaging
International LLC,
0.821%,
04/15/2024 380,079
0.1
221,000  HEICO Corp., 5.250%,
08/01/2028 215,755
0.1
335,000  John Deere Capital
Corp., MTN, 2.050%,
01/09/2025 320,946
0.1
184,000  John Deere Capital
Corp., MTN, 2.125%,
03/07/2025 175,360
0.1
138,000  John Deere Capital
Corp., MTN, 2.350%,
03/08/2027 125,215
0.0
107,000  John Deere Capital
Corp., MTN, 4.950%,
07/14/2028 105,569
0.0
163,000  L3Harris Technologies,
Inc., 5.400%,
01/15/2027 161,672
0.0
238,000  Lockheed Martin Corp.,
5.100%,
11/15/2027 236,772
0.1
242,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.050%,
08/01/2028 239,143
0.1
224,000  Raytheon Technologies
Corp., 5.000%,
02/27/2026 221,360
0.1
400,000  Republic Services, Inc.,
2.500%,
08/15/2024 388,644
0.1
435,000  RTX Corp., 3.700%,
12/15/2023 432,845
0.1
429,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 417,893
0.1
713,000
(2)
Teledyne Technologies,
Inc., 0.950%,
04/01/2024 694,208
0.2
455,000
(1)
Veralto Corp., 5.500%,
09/18/2026 453,106
0.1
414,000  Waste Management,
Inc., 4.875%,
02/15/2029 405,023
0.1
6,013,859
1.7

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology : 2.3%
233,000  Analog Devices, Inc.,
2.950%,
04/01/2025 $ 224,377
0.1
173,000  Apple, Inc., 1.125%,
05/11/2025 161,859
0.0
449,000  Apple, Inc., 3.250%,
02/23/2026 429,181
0.1
444,000  Broadcom, Inc.,
3.459%,
09/15/2026 417,071
0.1
100,000  Concentrix Corp.,
6.600%,
08/02/2028 96,559
0.0
457,000  Fidelity National
Information Services,
Inc., 0.600%,
03/01/2024 446,660
0.1
268,000  Fidelity National
Information Services,
Inc., 4.700%,
07/15/2027 259,918
0.1
245,000  Fiserv, Inc., 2.750%,
07/01/2024 239,154
0.1
444,000  Fiserv, Inc., 5.450%,
03/02/2028 440,443
0.1
198,000  HP, Inc., 2.200%,
06/17/2025 186,234
0.1
430,000  Intel Corp., 3.750%,
08/05/2027 405,820
0.1
666,000
(2)
Intel Corp., 4.875%,
02/10/2026 658,157
0.2
446,000  International Business
Machines Corp.,
4.000%,
07/27/2025 434,450
0.1
445,000  International Business
Machines Corp.,
4.500%,
02/06/2026 435,389
0.1
255,000  International Business
Machines Corp.,
6.500%,
01/15/2028 266,749
0.1
681,000  Intuit, Inc., 5.250%,
09/15/2026 679,532
0.2
473,000  Oracle Corp., 1.650%,
03/25/2026 428,561
0.1
288,000  Oracle Corp., 2.500%,
04/01/2025 274,268
0.1
470,000  Oracle Corp., 2.650%,
07/15/2026 433,508
0.1
500,000  Take-Two Interactive
Software, Inc., 3.550%,
04/14/2025 482,391
0.1
307,000  VMware, Inc., 1.000%,
08/15/2024 294,145
0.1
408,000  VMware, Inc., 1.400%,
08/15/2026 360,041
0.1
215,000  Workday, Inc., 3.500%,
04/01/2027 200,692
0.1
8,255,159
2.3
Utilities : 3.8%
475,000
(1)
AEP Texas, Inc.,
3.850%,
10/01/2025 454,564
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
352,000  AES Corp., 5.450%,
06/01/2028 $ 340,067
0.1
475,000  Alabama Power Co.,
3.750%,
09/01/2027 449,094
0.1
176,000  Ameren Illinois Co.,
3.800%,
05/15/2028 165,652
0.0
245,000  American Electric
Power Co., Inc.,
2.031%,
03/15/2024 240,467
0.1
502,000  American Electric
Power Co., Inc. M,
0.750%,
11/01/2023 499,838
0.1
213,000
(1)
Aquarion Co., 4.000%,
08/15/2024 208,194
0.1
425,000  Arizona Public
Service Co., 3.350%,
06/15/2024 416,660
0.1
425,000  Avangrid, Inc., 3.200%,
04/15/2025 406,477
0.1
279,000  Black Hills Corp.,
1.037%,
08/23/2024 266,787
0.1
188,000  Consumers Energy Co.,
4.900%,
02/15/2029 183,925
0.1
448,000
(3)
DTE Energy Co.,
4.220%,
11/01/2024 439,811
0.1
479,000
(1)
Enel Finance
International NV,
6.800%,
10/14/2025 484,754
0.1
329,000  Entergy Corp., 0.900%,
09/15/2025 298,909
0.1
555,000  Entergy Louisiana LLC,
0.950%,
10/01/2024 529,334
0.2
277,000  Eversource Energy,
2.900%,
03/01/2027 253,137
0.1
448,000  Eversource Energy,
4.750%,
05/15/2026 438,148
0.1
215,000  Florida Power &
Light Co., 4.400%,
05/15/2028 207,461
0.1
338,000  Interstate Power and
Light Co., 3.250%,
12/01/2024 327,595
0.1
72,000  IPALCO Enterprises,
Inc., 3.700%,
09/01/2024 70,345
0.0
325,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 1.875%,
02/07/2025 308,858
0.1
428,000  National Rural Utilities
Cooperative Finance
Corp. D, D, 1.000%,
10/18/2024 407,195
0.1
231,000
(1)
New York State Electric
& Gas Corp., 5.650%,
08/15/2028 229,194
0.1
318,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 281,783
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
287,000  NextEra Energy Capital
Holdings, Inc., 1.900%,
06/15/2028 $ 243,064
0.1
271,000  NextEra Energy Capital
Holdings, Inc., 4.625%,
07/15/2027 261,355
0.1
165,000  NextEra Energy Capital
Holdings, Inc., 4.900%,
02/28/2028 159,806
0.0
462,000  NiSource, Inc., 0.950%,
08/15/2025 421,592
0.1
328,000
(1)
NRG Energy, Inc.,
3.750%,
06/15/2024 321,287
0.1
749,096  PG&E Wildfire
Recovery Funding
LLC A-1, 3.594%,
06/01/2032 698,528
0.2
485,000  Public Service Electric
and Gas Co. I, I,
3.750%,
03/15/2024 480,261
0.1
335,000  Public Service
Enterprise Group, Inc.,
0.800%,
08/15/2025 306,039
0.1
134,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 134,889
0.0
155,000  Sempra Energy,
5.400%,
08/01/2026 153,436
0.0
646,000  Southern Co. 21-A,
0.600%,
02/26/2024 632,217
0.2
384,000  Southern Co. Gas
Capital Corp., 3.250%,
06/15/2026 361,262
0.1
272,000
(1)
Trans-Allegheny
Interstate Line Co.,
3.850%,
06/01/2025 262,802
0.1
8,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 6,788
0.0
535,000  WEC Energy Group,
Inc., 4.750%,
01/09/2026 524,252
0.1
43,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 42,394
0.0
61,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 60,019
0.0
658,000  Xcel Energy, Inc.,
0.500%,
10/15/2023 656,797
0.2
13,635,037
3.8
Total Corporate Bonds/
Notes
(Cost $128,329,032)
123,771,686
34.8
U.S. TREASURY OBLIGATIONS : 34.5%
United States Treasury Notes : 34.5%
28,195,000
(2)
0.125
%,
01/15/2024 27,773,566
7.8
1,815,800
0.875
%,
01/31/2024 1,788,805
0.5
Principal
Amount† Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: (continued)
United States Treasury Notes (continued)
189,400
1.250
%,
11/30/2026 $ 169,972
0.0
107,900
1.500
%,
01/31/2027 97,169
0.0
128,900
1.500
%,
11/30/2028 110,476
0.0
57,000,000
2.125
%,
09/30/2024 55,176,876
15.5
292,100
4.125
%,
08/31/2030 283,565
0.1
1,252,500
4.375
%,
08/31/2028 1,240,171
0.4
527,000
4.500
%,
09/30/2028 527,371
0.2
802,000
4.625
%,
03/15/2026 796,518
0.2
23,689,000
4.625
%,
09/15/2026 23,574,256
6.6
1,240,400
(2)
5.000
%,
08/31/2025 1,237,977
0.4
10,122,000
5.125
%,
09/30/2025 10,112,906
2.8
122,889,628
34.5
Total U.S. Treasury
Obligations
(Cost $123,180,855)
122,889,628
34.5
ASSET-BACKED SECURITIES : 16.9%
Automobile Asset-Backed Securities : 4.2%
571,106  AmeriCredit Automobile
Receivables Trust
2020-1 C, 1.590%,
10/20/2025 563,619
0.2
200,616  AmeriCredit Automobile
Receivables Trust
2020-2 B, 0.970%,
02/18/2026 199,975
0.1
550,000  AmeriCredit Automobile
Receivables Trust
2021-3 B, 1.170%,
08/18/2027 512,353
0.1
300,000  CarMax Auto Owner
Trust 2021-2 B,
1.030%,
12/15/2026 276,674
0.1
750,000  CarMax Auto Owner
Trust 2022-1 B,
1.950%,
09/15/2027 686,043
0.2
750,000  Carvana Auto
Receivables Trust
2022-P1 A3, 3.350%,
02/10/2027 729,730
0.2
1,050,000
(1)
Chase Auto Owner
Trust 2023-AA A3,
5.680%,
01/25/2029 1,050,424
0.3
750,000  Ford Credit Auto Owner
Trust 2022-A B,
1.910%,
07/15/2027 690,116
0.2
850,000
(1)
GECU Auto
Receivables Trust
2023-1A A2, 5.950%,
03/15/2027 848,512
0.2
500,000  GM Financial
Automobile Leasing
Trust 2022-3 A4,
4.110%,
08/20/2026 490,322
0.1
450,000  GM Financial
Automobile Leasing
Trust 2023-1 A4,
5.160%,
01/20/2027 445,676
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
600,000  GM Financial Consumer
Automobile Receivables
Trust 2022-4 B,
5.500%,
08/16/2028 $ 594,610
0.2
900,000  GM Financial Consumer
Automobile Receivables
Trust 2023-1 A3,
4.660%,
02/16/2028 884,204
0.2
900,000
(1)
Hyundai Auto Lease
Securitization Trust
2023-A A4, 4.940%,
11/16/2026 887,799
0.3
850,000  Hyundai Auto
Receivables Trust
2021-C B, 1.490%,
12/15/2027 769,149
0.2
180,322
(1)
JPMorgan Chase Bank
NA - CACLN 2021-3 B,
0.760%,
02/26/2029 172,473
0.0
320,600
(1)
Oscar US Funding
XIII LLC 2021-2A A3,
0.860%,
09/10/2025 314,316
0.1
950,000
(1)
Porsche Financial Auto
Securitization Trust
2023-1A A4, 4.720%,
06/23/2031 932,953
0.3
86,902  Santander Drive Auto
Receivables Trust
2020-1 C, 4.110%,
12/15/2025 86,643
0.0
800,000  Toyota Auto
Receivables Owner
Trust 2023-A A4,
4.420%,
08/15/2028 779,144
0.2
1,150,000
(1)
Westlake Automobile
Receivables Trust
2022-3A A3, 5.490%,
07/15/2026 1,142,847
0.3
900,000
(1)
Westlake Automobile
Receivables Trust
2023-2A A3, 5.800%,
02/16/2027 897,149
0.3
1,000,000
(1)
Westlake Automobile
Receivables Trust
2023-3A B, 5.920%,
09/15/2028 996,018
0.3
14,950,749
4.2
Credit Card Asset-Backed Securities : 0.8%
1,500,000  American Express
Credit Account Master
Trust 2022-3 A,
3.750%,
08/15/2027 1,452,829
0.4
1,350,000
(1)
CARDS II Trust
2021-1A A, 0.602%,
04/15/2027 1,311,838
0.4
2,764,667
0.8
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities : 10.8%
800,000
(1)(3)
AGL CLO 13 Ltd.
2021-13A A1, 6.748%,
(TSFR3M + 1.422%),
10/20/2034 $ 792,666
0.2
100,000
(1)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL3
C, 7.297%, (TSFR1M +
1.964%),
08/15/2034 95,160
0.0
750,000
(1)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
D, 8.347%, (TSFR1M +
3.014%),
11/15/2036 715,992
0.2
700,000
(1)(3)
ARES XLVI CLO Ltd.
2017-46A A2, 6.800%,
(TSFR3M + 1.492%),
01/15/2030 691,290
0.2
250,000
(1)(3)
Barings CLO Ltd.
2017-1A A2, 6.922%,
(TSFR3M + 1.612%),
07/18/2029 248,406
0.1
1,000,000
(1)(3)
Benefit Street Partners
CLO XIX Ltd. 2019-19A
A, 6.920%, (TSFR3M +
1.612%),
01/15/2033 999,262
0.3
500,000
(1)(3)
BlueMountain CLO
XXXI Ltd. 2021-31A
A2, 6.982%, (TSFR3M
+ 1.662%),
04/19/2034 489,007
0.1
230,383
(1)(3)
Carbone Clo Ltd.
2017-1A A1, 6.728%,
(TSFR3M + 1.402%),
01/20/2031 230,302
0.1
800,000
(1)(3)
Carlyle US Clo Ltd.
2017-2A AJR, 6.988%,
(TSFR3M + 1.662%),
07/20/2031 791,445
0.2
850,000
(1)(3)
Carlyle US CLO Ltd.
2020-2A A1R, 6.753%,
(TSFR3M + 1.402%),
01/25/2035 845,149
0.2
1,550,000
(1)(3)
CARLYLE US CLO Ltd.
2021-4A A2, 6.988%,
(TSFR3M + 1.662%),
04/20/2034 1,533,138
0.4
1,000,000
(1)(3)
Cedar Funding IV CLO
Ltd. 2014-4A ARR,
6.767%, (TSFR3M +
1.422%),
07/23/2034 989,765
0.3
600,000
(1)(3)
CIFC Funding Ltd.
2018-4A A1, 6.720%,
(TSFR3M + 1.412%),
10/17/2031 600,340
0.2
428,246
(1)(3)
Clear Creek CLO
2015-1A AR, 6.788%,
(TSFR3M + 1.462%),
10/20/2030 427,772
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
485,083  CNH Equipment Trust
2021-C A3, 0.810%,
12/15/2026 $ 464,351
0.1
181,581
(1)(3)
Deer Creek Clo Ltd.
2017-1A A, 6.768%,
(TSFR3M + 1.442%),
10/20/2030 181,349
0.0
600,000
(1)
DLLAD LLC 2023-1A
A2, 5.190%,
04/20/2026 596,459
0.2
446,625
(1)(3)
Dryden XXVIII Senior
Loan Fund 2013-
28A A1LR, 6.833%,
(TSFR3M + 1.462%),
08/15/2030 446,200
0.1
300,000
(1)(3)
Eaton Vance Clo Ltd.
2015-1A A2R, 6.838%,
(TSFR3M + 1.512%),
01/20/2030 294,868
0.1
315,892
(1)(3)
Elevation CLO Ltd.
2014-2A A1R, 6.800%,
(TSFR3M + 1.492%),
10/15/2029 315,456
0.1
2,000,000
(1)(3)
FS RIALTO 2021-FL2
E, 8.895%, (TSFR1M +
3.564%),
05/16/2038 1,862,045
0.5
1,360,000
(1)(3)
HGI CRE CLO Ltd.
2021-FL1 B, 7.045%,
(TSFR1M + 1.714%),
06/16/2036 1,298,797
0.4
2,100,000
(1)(3)
HGI CRE CLO Ltd.
2021-FL1 D, 7.795%,
(TSFR1M + 2.464%),
06/16/2036 1,946,961
0.5
250,000
(1)(3)
HGI CRE CLO Ltd.
2022-FL3 A, 7.013%,
(SOFR30A + 1.700%),
04/20/2037 248,823
0.1
317,314
(1)
JGWPT XXXIII LLC
2014-3A A, 3.500%,
06/15/2077 260,160
0.1
950,000  John Deere Owner
Trust 2022-B A4,
3.800%,
05/15/2029 912,525
0.3
1,150,000  John Deere Owner
Trust 2022-C A4,
5.200%,
09/17/2029 1,138,649
0.3
400,000  John Deere Owner
Trust 2022 2022-A A4,
2.490%,
01/16/2029 376,480
0.1
1,050,000
(1)
Kubota Credit Owner
Trust 2023-1A A3,
5.020%,
06/15/2027 1,034,616
0.3
600,000
(1)(3)
LCM 26 Ltd. 26A A2,
6.838%, (TSFR3M +
1.512%),
01/20/2031 587,354
0.2
500,000
(1)(3)
Magnetite XXVI
Ltd. 2020-26A A2R,
7.013%, (TSFR3M +
1.662%),
07/25/2034 495,344
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
720,000
(1)(3)
Marble Point CLO XIV
Ltd. 2018-2A A1R,
6.868%, (TSFR3M +
1.542%),
01/20/2032 $ 716,409
0.2
1,100,000
(1)(3)
Octagon Investment
Partners 32 Ltd. 2017-
1A A2R, 6.770%,
(TSFR3M + 1.462%),
07/15/2029 1,088,452
0.3
1,000,000
(1)(3)
Octagon Investment
Partners 48 Ltd.
2020-3A AR, 6.738%,
(TSFR3M + 1.412%),
10/20/2034 991,064
0.3
400,000
(1)(3)
Octagon Investment
Partners XV Ltd.
2013-1A A2R, 6.932%,
(TSFR3M + 1.612%),
07/19/2030 395,771
0.1
2,000,000
(1)(3)
OHA Credit Partners
XVI 2021-16A A,
6.722%, (TSFR3M +
1.412%),
10/18/2034 1,996,318
0.6
1,600,000
(1)(3)
OHA Loan Funding Ltd.
2015-1A AR3, 6.732%,
(TSFR3M + 1.412%),
01/19/2037 1,591,626
0.4
768,639
(1)(3)
Palmer Square CLO
Ltd. 2015-2A A1R2,
6.688%, (TSFR3M +
1.362%),
07/20/2030 767,580
0.2
600,000
(1)
PFS Financing Corp.
2021-B A, 0.770%,
08/15/2026 572,371
0.2
650,000
(1)
PFS Financing Corp.
2022-D A, 4.270%,
08/15/2027 630,465
0.2
600,000
(1)
PFS Financing Corp.
2023-C A, 5.520%,
10/15/2028 595,858
0.2
1,300,000
(1)(3)
Rad CLO 6 Ltd.
2019-6A A1, 6.968%,
(TSFR3M + 1.642%),
01/20/2033 1,300,643
0.4
1,000,000
(1)(3)
Rad CLO 7 Ltd.
2020-7A A1, 6.770%,
(TSFR3M + 1.462%),
04/17/2033 996,429
0.3
800,000
(1)(3)
Sound Point CLO XXIII
2019-2A AR, 6.740%,
(TSFR3M + 1.432%),
07/15/2034 789,090
0.2
850,000
(1)(3)
THL Credit Wind River
Clo Ltd. 2018-2A A2,
7.020%, (TSFR3M +
1.712%),
07/15/2030 840,783
0.2
1,850,000
(1)(3)
THL Credit Wind River
CLO Ltd. 2019-1A AR,
6.748%, (TSFR3M +
1.422%),
07/20/2034 1,829,289
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
650,000
(1)
Trafigura Securitisation
Finance PLC 2021-1A
A2, 1.080%,
01/15/2025 $ 616,353
0.2
250,000
(1)(3)
Venture 34 CLO Ltd.
2018-34A A, 6.800%,
(TSFR3M + 1.492%),
10/15/2031 249,445
0.1
500,000
(1)(3)
Wellman Park CLO Ltd.
2021-1A A, 6.670%,
(TSFR3M + 1.362%),
07/15/2034 496,248
0.1
38,374,325
10.8
Student Loan Asset-Backed Securities : 1.1%
298,878
(1)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 274,358
0.1
330,287
(1)
Navient Private
Education Refi Loan
Trust 2020-GA A,
1.170%,
09/16/2069 292,553
0.1
158,256
(1)
Navient Private
Education Refi Loan
Trust 2021-A A,
0.840%,
05/15/2069 137,022
0.0
246,446
(1)
Navient Private
Education Refi Loan
Trust 2021-FA A,
1.110%,
02/18/2070 205,677
0.0
1,085,402
(1)
Navient Private
Education Refi Loan
Trust 2022-BA A,
4.160%,
10/15/2070 1,014,584
0.3
1,532,392
(1)
Navient Private
Education Refi Loan
Trust 2023-A A,
5.510%,
10/15/2071 1,502,556
0.4
325,374
(1)
Sofi Professional
Loan Program LLC
2018-A A2B, 2.950%,
02/25/2042 314,081
0.1
339,191
(1)
SoFi Professional
Loan Program Trust
2021-B AFX, 1.140%,
02/15/2047 279,198
0.1
4,020,029
1.1
Total Asset-Backed
Securities
(Cost $61,646,512)
60,109,770
16.9
COMMERCIAL MORTGAGE-BACKED SECURITIES : 6.6%
2,000,000
(1)(3)
BHMS 2018-ATLS D,
7.879%, (TSFR1M +
2.547%),
07/15/2035 1,896,724
0.5
800,000
(1)(3)
BX Trust 2021-ARIA
C, 7.092%, (TSFR1M +
1.760%),
10/15/2036 772,200
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
383,826
(1)(3)
BX Trust 2022-PSB A,
7.783%, (TSFR1M +
2.451%),
08/15/2039 $ 384,200
0.1
1,500,000
(1)(3)
BXMT Ltd. 2021-FL4
D, 7.697%, (TSFR1M +
2.364%),
05/15/2038 1,283,812
0.4
1,800,000
(1)(3)
BXSC Commercial
Mortgage Trust 2022-
WSS B, 7.425%,
(TSFR1M + 2.092%),
03/15/2035 1,782,942
0.5
340,000
(1)(3)
BXSC Commercial
Mortgage Trust 2022-
WSS C, 7.724%,
(TSFR1M + 2.391%),
03/15/2035 336,427
0.1
2,520,000
(1)(3)
CSWF 2021-SOP2 D,
7.764%, (TSFR1M +
2.431%),
06/15/2034 2,060,904
0.6
475,244
(1)(3)
Extended Stay America
Trust 2021-ESH B,
6.826%, (TSFR1M +
1.494%),
07/15/2038 470,008
0.1
1,235,634
(1)(3)
Extended Stay America
Trust 2021-ESH C,
7.146%, (TSFR1M +
1.814%),
07/15/2038 1,218,966
0.4
11,596  Ginnie Mae 2015-
183 AC, 2.350%,
07/16/2056 11,458
0.0
1,120  Ginnie Mae 2016-
110 AB, 2.000%,
05/16/2049 1,115
0.0
33,187  Ginnie Mae 2017-51
AB, 2.350%,
04/16/2057 32,387
0.0
2,150  Ginnie Mae 2017-69
AB, 2.350%,
05/16/2053 2,137
0.0
10,313  Ginnie Mae 2017-70 A,
2.500%,
10/16/2057 10,169
0.0
52,247  Ginnie Mae 2017-86
AB, 2.300%,
11/16/2051 50,684
0.0
47,746  Ginnie Mae 2017-89 A,
2.500%,
08/16/2057 46,727
0.0
1,300,000
(1)(3)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
NYAH B, 6.537%,
(TSFR1M + 1.204%),
06/15/2038 1,205,187
0.3
1,820,000
(1)(3)
JPMBB Commercial
Mortgage Securities
Trust 2013-C15 D,
5.171%,
11/15/2045 1,612,707
0.5
1,630,000
(3)
JPMBB Commercial
Mortgage Securities
Trust 2013-C17 C,
5.032%,
01/15/2047 1,446,499
0.4
900,000
(1)(3)
JPMBB Commercial
Mortgage Securities
Trust 2014-C19 D,
4.781%,
04/15/2047 827,007
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
272,948  Morgan Stanley Capital
I Trust 2017-H1 A2,
3.089%,
06/15/2050 $ 266,309
0.1
500,000
(1)(3)
PFP Ltd. 2021-8 E,
7.946%, (TSFR1M +
2.614%),
08/09/2037 464,619
0.1
4,000,000
(1)(3)
VMC Finance LLC
2021-FL4 C, 7.695%,
(TSFR1M + 2.364%),
06/16/2036 3,457,681
1.0
5,720,000
(3)
WFRBS Commercial
Mortgage Trust 2013-
C14 C, 3.964%,
06/15/2046 3,446,300
1.0
250,000
(1)(3)
WMRK Commercial
Mortgage Trust 2022-
WMRK A, 8.121%,
(TSFR1M + 2.789%),
11/15/2027 250,605
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $27,746,257)
23,337,774
6.6
COLLATERALIZED MORTGAGE OBLIGATIONS : 6.3%
418,120
(1)
Deephaven Residential
Mortgage Trust 2022-2
A1, 4.300%,
03/25/2067 384,841
0.1
797,406
(3)
Fannie Mae REMIC
Trust 2006-43 FJ,
5.839%, (SOFR30A +
0.524%),
06/25/2036 784,976
0.2
325,257
(3)
Fannie Mae REMIC
Trust 2007-14 PF,
5.619%, (SOFR30A +
0.304%),
03/25/2037 315,753
0.1
1,006,261
(3)
Fannie Mae REMIC
Trust 2007-75 AF,
5.699%, (SOFR30A +
0.384%),
08/25/2037 987,926
0.3
197,891
(3)
Fannie Mae REMIC
Trust 2010-123 FL,
5.859%, (SOFR30A +
0.544%),
11/25/2040 194,087
0.1
514,667
(3)
Fannie Mae REMIC
Trust 2010-136 FG,
5.929%, (SOFR30A +
0.614%),
12/25/2030 516,053
0.1
894,027
(3)
Fannie Mae REMIC
Trust 2011-51 FM,
6.079%, (SOFR30A +
0.764%),
06/25/2041 877,014
0.3
340,703
(3)
Fannie Mae REMIC
Trust 2011-68 F,
5.699%, (SOFR30A +
0.384%),
07/25/2031 340,434
0.1
73,167
(3)
Fannie Mae REMIC
Trust 2011-96 FN,
5.929%, (SOFR30A +
0.614%),
10/25/2041 71,856
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
15,220
(1)(3)
Flagstar Mortgage Trust
2017-2 A3, 3.500%,
10/25/2047 $ 13,527
0.0
253,809
(1)(3)
Flagstar Mortgage Trust
2020-2 A2, 3.000%,
08/25/2050 206,467
0.1
1,881,731
(3)
Freddie Mac REMIC
Trust 3119 PF,
5.728%, (SOFR30A +
0.414%),
02/15/2036 1,853,929
0.5
420,844
(3)
Freddie Mac REMIC
Trust 3626 FA,
6.078%, (SOFR30A +
0.764%),
05/15/2036 417,844
0.1
265,349
(3)
Freddie Mac REMIC
Trust 4508 CF,
5.828%, (SOFR30A +
0.514%),
09/15/2045 258,760
0.1
809,046
(3)
Ginnie Mae 2012-H11
FA, 6.132%, (TSFR1M
+ 0.814%),
02/20/2062 807,274
0.2
356,455
(3)
Ginnie Mae 2014-H05
FB, 6.032%, (TSFR1M
+ 0.714%),
12/20/2063 355,778
0.1
1,679,793
(3)
Ginnie Mae 2015-H30
FE, 6.032%, (TSFR1M
+ 0.714%),
11/20/2065 1,673,220
0.5
1,778,339
(3)
Ginnie Mae 2016-H06
FD, 6.197%, (TSFR1M
+ 1.034%),
07/20/2065 1,772,946
0.5
562,644
(3)
Ginnie Mae 2016-H07
FK, 4.952%, (TSFR1M
+ 1.114%),
03/20/2066 558,840
0.2
1,533,161
(3)
Ginnie Mae 2016-H16
FE, 6.105%, (TSFR12M
+ 1.095%),
06/20/2066 1,523,933
0.4
371,455
(3)
Ginnie Mae 2017-H09
FG, 5.902%, (TSFR1M
+ 0.584%),
03/20/2067 369,342
0.1
340,925
(3)
Ginnie Mae 2018-H04
FM, 5.732%, (TSFR1M
+ 0.414%),
03/20/2068 337,949
0.1
2,047,693
(3)
Ginnie Mae 2019-H02
FA, 5.882%, (TSFR1M
+ 0.564%),
01/20/2069 2,031,373
0.6
737,587
(3)
Ginnie Mae 2020-H09
NF, 6.682%, (TSFR1M
+ 1.364%),
04/20/2070 744,004
0.2
1,281,130  Ginnie Mae 2023-
86 DA, 5.500%,
08/20/2050 1,258,952
0.4
13,392
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 A1, 3.500%,
03/25/2050 12,071
0.0
181,563
(1)(3)
JP Morgan Mortgage
Trust 2019-INV3 A3,
3.500%,
05/25/2050 156,190
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
302,974
(1)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2021-2 A9,
2.500%,
05/25/2051 $ 222,965
0.1
1,842,944
(1)(3)
OBX Trust 2023-J1 A3,
4.500%,
01/25/2053 1,727,865
0.5
546,168
(1)(3)
RATE Mortgage
Trust 2021-HB1 A31,
2.500%,
12/25/2051 401,937
0.1
774,648  Seasoned Credit Risk
Transfer Trust Series
2018-2 MA, 3.500%,
11/25/2057 716,234
0.2
164,319
(1)(3)
Sequoia Mortgage Trust
2014-4 B3, 3.902%,
11/25/2044 149,737
0.0
44,780
(1)(3)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 40,198
0.0
80,815
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2004-AR4
A6, 5.056%,
06/25/2034 75,550
0.0
180,944
(1)(3)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 A17, 3.000%,
12/25/2049 149,084
0.0
Total Collateralized
Mortgage Obligations
(Cost $22,868,037)
22,308,909
6.3
U.S. GOVERNMENT AGENCY OBLIGATIONS : 0.0%
Uniform Mortgage-Backed Securities : 0.0%
7,812
6.500
%,
10/01/2032 7,862
0.0
6,205
7.000
%,
10/01/2032 6,150
0.0
14,012
0.0
Total U.S. Government
Agency Obligations
(Cost $14,286)
14,012
0.0
Total Long-Term
Investments
(Cost $363,784,979)
352,431,779
99.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 11.8%
Repurchase Agreements : 8.7%
2,575,845
(4)
Bethesda Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.390%,
due 10/02/2023
(Repurchase
Amount $2,576,986,
collateralized by various
U.S. Government
Agency Obligations,
3.062%-6.000%, Market
Value plus accrued
interest $2,627,362, due
08/01/28-07/01/53)
$ 2,575,845
0.7
4,000,000
(4)
CF Secured LLC,
Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase
Amount $4,001,749,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.166%, Market Value
plus accrued interest
$4,080,001, due
11/15/23-08/20/72)
4,000,000
1.1
7,418,746
(4)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
09/29/2023, 5.300%,
due 10/02/2023
(Repurchase
Amount $7,421,978,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.087%, Market Value
plus accrued interest
$7,567,121, due
08/05/25-05/20/72)
7,418,746
2.1
3,614,765
(4)
Daiwa Capital
Markets, Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase
Amount $3,616,346,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$3,687,286, due
01/31/24-10/01/53)
3,614,765
1.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
3,187,084
(4)
Jefferies LLC,
Repurchase
Agreement dated
09/29/2023, 5.390%,
due 10/02/2023
(Repurchase
Amount $3,188,496,
collateralized by various
U.S. Government
Agency Obligations,
0.000%-5.500%, Market
Value plus accrued
interest $3,250,832, due
11/06/23-12/18/26)
$ 3,187,084
0.9
2,825,593
(4)
Mirae Asset Securities
USA Inc., Repurchase
Agreement dated
09/29/2023, 5.370%,
due 10/02/2023
(Repurchase
Amount $2,826,840,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.449%, Market Value
plus accrued interest
$2,883,395, due
02/15/25-04/20/71)
2,825,593
0.8
7,418,746
(4)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.340%,
due 10/02/2023
(Repurchase
Amount $7,422,002,
collateralized by various
U.S. Government
Securities, 0.000%-
4.750%, Market Value
plus accrued interest
$7,567,121, due
10/02/23)
7,418,746
2.1
Total Repurchase
Agreements
(Cost $31,040,779)
31,040,779
8.7
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 3.1%
10,784,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $10,784,000) $ 10,784,000 3.1
Total Short-Term
Investments
(Cost $41,824,779)
$ 41,824,779
11.8
Total Investments in
Securities
(Cost $405,609,758) $ 394,256,558 110.9
Liabilities in Excess of
Other Assets
(38,606,220) (10.9)
Net Assets $ 355,650,338 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2023.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of September 30, 2023.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 123,771,686 $ — $ 123,771,686
U.S. Treasury Obligations — 122,889,628 — 122,889,628
Asset-Backed Securities — 60,109,770 — 60,109,770
Commercial Mortgage-Backed Securities — 23,337,774 — 23,337,774
Collateralized Mortgage Obligations — 22,308,909 — 22,308,909
U.S. Government Agency Obligations — 14,012 — 14,012
Short-Term Investments 10,784,000 31,040,779 — 41,824,779
Total Investments, at fair value $ 10,784,000 $ 383,472,558 $ — $ 394,256,558
Other Financial Instruments+
Futures 69,178 — — 69,178
Total Assets $ 10,853,178 $ 383,472,558 $ — $ 394,325,736
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps $ — $ (1,845) $ — $ (1,845)
Futures (321,236) — — (321,236)
Total Liabilities $ (321,236) $ (1,845) $ — $ (323,081)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2023, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 739 12/29/23 $ 149,803,383 $ (321,236)
$ 149,803,383 $ (321,236)
Short Contracts:
U.S. Treasury 5-Year Note (107) 12/29/23 (11,273,453) 29,717
U.S. Treasury 10-Year Note (15) 12/19/23 (1,620,938) 39,461
$ (12,894,391) $ 69,178
At September 30, 2023, the following centrally cleared credit default swaps were outstanding for Voya Limited Maturity Bond
Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX North American Investment Grade Index
Series 41, Version 1 Buy (1.000) 12/20/28 USD 3,650,000 $ (43,721) $ (1,845)
$ (43,721) $ (1,845)

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Limited Maturity Bond Portfolio
(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either
i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments made quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 168,603
Gross Unrealized Depreciation (11,521,802)
Net Unrealized Depreciation $ (11,353,199)